Average Annual Total Returns - FidelityEnvironmentalBondFund-RetailPRO - FidelityEnvironmentalBondFund-RetailPRO - Fidelity Environmental Bond Fund	Oct. 30, 2023
Fidelity Environmental Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.66%)
Since Inception	(9.14%)	[1]
Fidelity Environmental Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.71%)
Since Inception	(9.99%)	[1]
Fidelity Environmental Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.07%)
Since Inception	(7.25%)	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(8.39%)	[1]
IXXY6
Average Annual Return:
Past 1 year	(12.25%)
Since Inception	(8.13%)	[1]

[1]	AFrom June 15, 2021.